Commitments and Contingencies - Additional Information (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) titles	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Accrual loss contingency					$ 3.5
General and Administrative Expense [Member]
Contingency expenses			$ 71.5
International Gaming Technologies [Member]
Long-term purchase commitment, period			10 years
Cost of revenue	$ 2.3	$ 3.0	$ 5.0	$ 6.0
DoubleU Games License Agreement [Member]
Number of titled games | titles			57
Maximum [Member]
Reasonably possible loss contingency	$ 201.5		$ 201.5
Maximum [Member] | International Gaming Technologies [Member]
Percentage of royalty on revenue	15.00%		15.00%
Minimum [Member]
Reasonably possible loss contingency	$ 75.0		$ 75.0
Minimum [Member] | International Gaming Technologies [Member]
Percentage of royalty on revenue	7.50%		7.50%